Employee benefits (Tables)	12 Months Ended
Dec. 31, 2011
Employee benefits [Abstract]
Bonus plan expenses

Year ended December 31 (in thousands)	2011 EUR	2010 EUR	2009 EUR

Bonus expenses	15,557	12,489	15,693

Bonus expenses under performance-related bonus plan

Year ended December 31 (in thousands)	2011 EUR	2010 EUR	2009 EUR

Bonus expenses	13,131	9,694	9,167

Bonus expenses under retention bonus plan

Year ended December 31 (in thousands)	2011 EUR	2010 EUR	2009 EUR

Bonus expenses	737	1,165	5,222

Assumption of the Black-Scholes option valuation of the fair value of the company's stock options

Year ended December 31	2011	2010	2009

Weighted average share price (in EUR)	28.0	24.1	16.7
Volatility (in percentage)	37.8	36.4	51.7
Expected life (in years)	4.8	4.6	4.6
Risk free interest rate	2.9	2.5	3.2
Expected dividend yield (in EUR)	1.25	1.06	1.06
Forfeiture rate[1]	-	-	-

1	As of three years ended December 31, 2011, forfeitures are estimated to be nil.

Stock options

	EUR-denominated			USD-denominated
Year ended December 31	2011	2010	2009	2011	2010	2009

Weighted average fair value of stock options granted	8.28	8.22	6.21	10.42	11.10	13.42
Weighted average share price at the exercise date of stock options	29.39	25.77	22.02	41.94	33.79	31.28
Aggregate intrinsic value of stock options exercised (in thousands)	30,204	22,720	14,394	11,323	13,669	5,837
Aggregate remaining contractual term of currently exercisable options (years)	2.08	2.86	4.27	1.80	2.59	4.00
Aggregate intrinsic value of exercisable stock options (in thousands)	39,384	54,109	55,138	20,492	25,780	33,329
Aggregate intrinsic value of outstanding stock options (in thousands)	45,141	65,240	63,423	20,791	28,024	35,919

Stock option transactions

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (EUR)	Number of options	Weighted average exercise price per ordinary share (USD)

Outstanding, December 31, 2010	7,155,353	30.06	2,195,702	30.27
Granted	30,906	28.47	22,508	39.92
Exercised	(1,956,207)	13.96	(413,043)	14.53
Forfeited	(101,449)	53.16	(12,862)	22.55
Expired	-	-	-	-

Outstanding, December 31, 2011	5,128,603	35.73	1,792,305	31.33
Exercisable, December 31, 2011	4,795,815	37.16	1,758,505	31.30

Outstanding stock options

EUR-denominated			USD-denominated
Range of exercise prices (EUR)	Number of outstanding December 31, 2011	Weighted average remaining contractual life of outstanding options (years)	Range of exercise prices (USD)	Number of outstanding December 31, 2011	Weighted average remaining contractual life of outstanding options (years)

0 - 10	7,200	1.06	0 - 10	124,417	3.47
10 - 15	1,566,849	4.38	10 - 15	404,270	2.60
15 - 20	632,665	4.84	15 - 20	7,650	6.80
20 - 25	359,559	5.83	20 - 25	173,872	5.50
25 - 40	28,942	9.65	25 - 40	135,229	6.54
40 - 50	254,386	0.06	40 - 50	893,714	0.07
50 - 60	2,279,002	0.06	50 - 60	53,153	0.06

Total	5,128,603	2.43	Total	1,792,305	1.92

Summary of share plans

	EUR-denominated			USD-denominated
Year ended December 31	2011	2010	2009	2011	2010	2009

Total fair value at vesting date of shares vested during the year (in thousands)	9,155	6,165	3,416	1,956	8,856	5,508
Weighted average fair value of shares granted	28.09	23.51	15.42	39.00	31.66	29.11

Employee share issuances

	EUR- denominated Number of Shares	Weighted average grant date fair value (EUR)	USD- denominated Number of Shares	Weighted average grant date fair value (USD)

Conditional shares outstanding at January 1, 2011	1,141,833	19.75	288,867	26.22
Granted	733,546	28.09	128,468	39.00
Vested/Issued	(322,545)	18.21	(51,547)	27.02
Forfeited	(42,019)	20.38	(83,492)	24.00

Conditional shares outstanding at December 31, 2011	1,510,815	24.11	282,296	32.55

Pension Costs

Year ended December 31 (in thousands)	2011 EUR	2010 EUR	2009 EUR

Pension plan based on multi-employer union plan	31,819	29,643	30,930
Pension plans based on defined contribution	14,128	10,950	8,895

Pension and retirement expenses	45,947	40,593	39,825